Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2021
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Employer contributions	33	26	31	26
Member contributions	10	10	10	10

Summary of expenses recognised

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Current service cost	45	44	33	44	43
Net interest cost on net benefit liability	12	8	(2)	12	8
Total defined benefit expense	57	52	31	56	51

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Benefit obligation as at end of year	2,953	2,880	2,877	2,790
Fair value of plan assets as at end of year	2,582	2,350	2,524	2,295
Net surplus/(deficit)	(371)	(530)	(353)	(495)
Defined benefit surplus included in other assets	64	71	64	71
Defined benefit deficit included in other liabilities	(435)	(601)	(417)	(566)
Net surplus/(deficit)	(371)	(530)	(353)	(495)

Schedule of defined benefit plan significant assumptions

	2021		2020
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	3.1%	2.1%-2.2%	2.6%	0.7%-1.5%
Salary increases	3.2%	3.0%-5.2%	2.7%	3.0%-4.6%
Inflation rate (pensioners received inflationary increase)	2.2%	2.0%-3.6%	1.7%	2.0%-3.1%
Life expectancy of a 60-year-old male	31.4	28.1-28.4	31.3	28.1-28.2
Life expectancy of a 60-year-old female	34.3	29.6-29.7	34.2	29.5-29.6

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
$m	2021	2020
0.5% decrease in discount rate	235	230
0.5% increase in annual salary increases	12	19
0.5% increase in inflation rate (pensioners receive inflationary increase)	215	201
1 year increase in life expectancy	71	68

Schedule of asset allocation

	2021		2020
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	5%	2%	6%	1%
Equity instruments	47%	7%	45%	9%
Debt instruments	25%	5%	25%	4%
Property	8%	2%	8%	1%
Other assets	15%	84%	16%	85%
Total	100%	100%	100%	100%